Convertible notes at fair value (Details)						1 Months Ended	2 Months Ended		12 Months Ended
	Feb. 14, 2020 d $ / shares	Aug. 22, 2019 USD ($)	Mar. 01, 2019 USD ($) $ / shares shares	Feb. 01, 2019 USD ($) $ / shares shares	Sep. 12, 2018 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares d	Dec. 31, 2018 USD ($) $ / shares	Feb. 03, 2020 USD ($)	Dec. 16, 2019 USD ($)	Dec. 12, 2019 USD ($)	Nov. 14, 2019 USD ($)	Nov. 11, 2019 USD ($)
Ordinary Shares - Class A
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares								$ 0.001		$ 0.001	$ 0.001
2018 Notes
Debt Instrument [Line Items]
Notes issued at par					$ 30,000,000
Interest rate payable on default (as a percent)					5.00%
Conversion price percentage					92.00%
Threshold trading day period (in days) | d										5
Fixed price | $ / shares								8		8
Maximum aggregate percentage of ordinary shares delivered								19.90%		19.90%
Percentage of repurchase price								100.00%		100.00%
Convertible notes transaction expenses											$ 2,190,000
Principal amounts of notes partially conversion price		$ 3,000,000
Fair value of partially converted amount			$ 2,801,000	$ 1,631,000
Repayments of Debt		$ 3,261,000				$ 23,200,000		$ 8,004,000
Debt redemption, aggregate principal amount						$ 20,000,000	$ 6,200,000					$ 6,900,000		$ 3,450,000	$ 3,450,000
2018 Notes | Subsequent Event
Debt Instrument [Line Items]
Repayments of Debt							$ 15,196,000
2018 Notes | American Depository Shares
Debt Instrument [Line Items]
Conversion Price | $ / shares			$ 3.73	$ 3.52
Principal amounts of notes partially conversion price			$ 2,000,000	$ 1,000,000
Shares issued | shares			536,594	283,888
2018 Notes | Minimum
Debt Instrument [Line Items]
Conversion Price | $ / shares								$ 2.78		$ 2.78
2019 Notes
Debt Instrument [Line Items]
Notes issued at par													$ 10,000,000			$ 20,000,000
Threshold trading day period (in days) | d	14									14
Conversion Price | $ / shares	$ 7.8							$ 4.3		$ 4.3
Convertible notes transaction expenses										$ 4,556,000
Interest rate (in percent)								5.00%		5.00%			5.00%			5.00%
Conversion premium	7.00%									10.00%
Seller call conversion option of volume weighted average price per share | $ / shares										$ 0.0500
Seller call redemption option, callable period prior to maturity | d										60
Seller put redemption option, percentage on principal can be called										100.00%
2019 Notes | Ordinary Shares - Class A
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares								$ 0.001		$ 0.001
2019 Notes | Maximum | Forecast
Debt Instrument [Line Items]
Conversion Price | $ / shares									$ 3.2
Adjusted EBITDA requirement for fixed conversion price									$ 10,000,000